SEMIANNUAL
                                     REPORT
                                FEBRUARY 28, 1997

                                 WARBURG PINCUS
                              GROWTH & INCOME FUND
                                      (BOX)

                                 WARBURG PINCUS
                                  BALANCED FUND
                                      (BOX)

                                 WARBURG PINCUS
                                  TAX FREE FUND


                              WARBURG PINCUS FUNDS
                                 [LOGO OMITTED]

A Prospectus containing more complete information, including charges and expenses and, where applicable, the special considerations and risks associated with international investing, may be obtained by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston,MA 02205-9030. Investors should read the Prospectus carefully before investing.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this semiannual report are as of February 28, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS GROWTH & INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                 April 11, 1997

   During the six months ended February 28, 1997, Warburg Pincus Growth & Income Fund was extensively restructured. As a result of its recent change in portfolio manager (effective January 9), many new stocks were added and most of the holdings that were in the Fund as of the end of 1996 have been sold. This generated an abnormally high turnover for the Fund.

   The Fund appreciated 7.64% over the period, vs. a 22.50% return for the S&P 500 Index. The Fund's performance over the period can, for the sake of convenience, be put in terms of its pre- and post-restructuring components. In the last four months of 1996, the Fund's precious-metals holdings, most notably, hurt its return. After contributing quite positively to the Fund early in 1996, these holdings turned sharply down, accounting for much of its underperformance in the latter part of the year. In fact, the strong performances the Fund enjoyed from other holdings, such as its financial-services stocks, were largely offset by the slump in metals.

     In the first two months of 1997, the Fund participated in what continued to be a strong domestic stock market (it appreciated 5.74% year-to-date through February 28, vs. a 7.08% return for the S&P 500 Index), despite its extensive restructuring. Our aim throughout the process was to match our buys and sells in a way that would not lead to significant "gaps" in market performance.

   The most notable sector changes resulting from the Fund's recent restructuring included a substantial reduction in its financial holdings to a more market-neutral 13.90% at the end of February. This was largely due to our decision to rein in the Fund's position in banks, in order to explore other
opportunities   and  limit  our  exposure  to  credit  risk.   Sectors  that  we
significantly increased in the period included utilities, energy, consumer staples and consumer cyclicals. We finished the period underweighted in the capital-equipment sector, as well as the technology sector, due to the prevalence of tech stocks trading at the higher end of their historical valuation ranges. Our technology holdings were limited to companies such as IBM and Hewlett-Packard, which have relatively strong balance sheets and good free cash flow.

WARBURG PINCUS GROWTH & INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

   We will continue to seek investments that offer the most attractive risk-adjusted total returns. Central to this strategy is the early identification of out-of-favor stocks of companies that stand to benefit from factors such as reorganizations, promising new products and services, or a rebound in a cyclically depressed industry. Two of the Fund's holdings that exemplify our approach are Chrysler and Wal-Mart, both of which have gone through significant restructurings. We find Chrysler, which we added to the Fund at a multiple of less than seven times estimated 1997 earnings, attractive on the basis of its balance-sheet and cash-flow strengths, compared to its fundamentals at previous, similar stages in the economic cycle. Wal-Mart, though added at a higher multiple of 15 times 1997 earnings, had once again begun to generate significant free cash flow, after being hampered in recent years by an extensive domestic and international expansion program.

   Looking ahead, we expect to maintain significant industry diversification in the current market environment, where valuations remain generally compressed within and across sectors. We will, however, continue to select stocks based on their individual merits, looking for companies that stand to benefit from factors such as restructurings or new products and services.


Brian S. Posner
Portfolio Manager

WARBURG PINCUS BALANCED FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                 April 11, 1997

   Warburg Pincus Balanced Fund gained 9.37% for the six months ended February 28, 1997, vs. a return of 13.24% for the Lipper Balanced Funds Index and a 22.50% return for the S&P 500 Index.

   The Fund's underperformance for the period can be separated into its fixed-income and stock components. Within fixed income, we continued to concentrate our holdings in the intermediate-duration area, as we view the Fund's fixed-income portion primarily as a provider of income and stability, rather than a potential source of capital appreciation. We also continued to hold only highly rated issues, mostly Treasuries. Reports of a generally healthy economy over the period gave a boost to lower-rated issues, including non-investment-grade debt. In our view, however, narrow yield spreads between AAA-rated government securities and even AA-rated corporate bonds did not justify a move down the quality ladder.

   Our stock holdings, which include companies across the market-capitalization spectrum, were biased toward small caps during the period. This proved to be a disadvantage because the small-cap market, which registered a positive yet lagging return in the latter half of 1996, turned sharply down in late January, with particular weakness among small-company growth stocks. We pared the Fund's exposure to small caps near the end of the period, though we continue to have a substantial stake there (22.7% as of February 28). We believe that small caps have some compelling features going forward. For one, analysts are predicting substantially higher projected earnings growth for small caps in 1997 vs. large caps. Many such stocks, moreover, have recently been trading at P/E ratios well below their growth rates.

   We made few significant asset-allocation moves during the period. While paring from the small-cap area, we added modestly to our mid- and large-cap stocks, particularly those stocks of companies with significant exposure to international markets. We kept the Fund's weighting in foreign stocks, meanwhile, steady at about 8% of its assets (these holdings were scattered across a number of Asian and European countries, none of which accounted for more than 1% of assets). Regarding fixed income, we modestly increased our weighting near the end of the period as long-term yields began to approach the 7% mark, which made bonds more attractive to us on a risk-reward basis.

WARBURG PINCUS BALANCED FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

   Going forward, our outlook is somewhat more defensive, as both the U.S. stock and bond markets face uncertainties. A recently benign inflation picture notwithstanding, bonds could suffer in the short term as long as the Federal Reserve remains concerned enough about the strength of the economy to consider further raising interest rates. And we are similarly cautious about the near-term potential for volatility in U.S. stocks if we begin to see earnings disappointments. Finally, we expect to continue to find good opportunities in foreign countries on a stock-by-stock basis, providing the Fund with some diversification away from the domestic markets.


Dale C. Christensen                           Anthony G. Orphanos
Co-Portfolio Strategist                       Co-Portfolio Strategist

WARBURG PINCUS TAX FREE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                 April 11, 1997

   Warburg Pincus Tax Free Fund gained 4.94% for the six months ended February 28, 1997, vs. a 5.99% return for the Lehman Brothers Municipal Long Bond Index and a 4.79% return for the Lipper General Municipal Debt Funds Average.

   The Fund's performance reflects its relatively conservative positioning over the reporting period. We modestly reined duration in as the period progressed due to signs of a strengthening economy and increasing inflation expectations. This was particularly the case in January and February, when the performance of the bond markets began to suffer on expectations that the Federal Reserve would act to raise short-term interest rates as a pre-emptive strike against a possible pickup in inflation. Against this background, we reduced the weighting of the Fund's more-volatile, longer-term maturities and modestly increased its cash weighting.

   Otherwise, we made few changes over the period. As part of our overall conservative strategy, our focus remained on states with high tax rates, such as New York, Michigan and Massachusetts, where relatively high demand can help support prices, especially in weak bond markets. With respect to industry, we have largely avoided the health-care and utility sectors, due to uncertainties involving consolidation (in the former area) and deregulation (in the latter). We continue to stress high-quality bonds; the Fund consists mostly of AAA-rated securities, because we believe that yield spreads among credit categories have been too narrow to justify holding lower-rated issues. Additionally, an abundance of insured municipal bonds within the market has put downward pressure on the price of AAA-rated debt, making it particularly attractive in our eyes. At the low end of the investment-grade spectrum, the Fund had 12.63% of its net assets in BBB-rated bonds (as of February 28), mostly issues of New York state, which we view as a particularly attractive sector of the marketplace.

   Our outlook on the relative prospects for municipal bonds is positive, given current supply-and-demand fundamentals. There will clearly be a good deal of short-term risk, however, as long as the Federal Reserve is concerned about the potential for rising inflation. Should the Federal Reserve continue to raise interest rates, as it did on March 25 (in recent history, the Fed has not tended to take a "one-shot" approach to hiking rates), we would view it as an opportunity to begin to lengthen the Fund's duration by purchasing longer-term, noncallable bonds at attractive yields.


Sharon B. Parente                             Dale C. Christensen
Co-Portfolio Manager                          Co-Portfolio Manager

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER OF
                                                  SHARES         VALUE
                                                ---------        -----
COMMON STOCKS (84.8%)
  AEROSPACE & DEFENSE (3.6%)
    Litton Industries, Inc.(DAGGER)              210,000     $ 9,030,000
    Lockheed Martin Corp.(DAGGER)                 62,000       5,487,000
    Raytheon Co.                                  50,000       2,356,250
    Rockwell International Corp.                  30,000       1,942,500
                                                             -----------
                                                              18,815,750
                                                             -----------
  BANKS & SAVINGS & LOANS (5.4%)
    BankAmerica Corp.                             75,000       8,531,250
    Bank of New York Co., Inc.                   210,000       8,137,500
    Chase Manhattan Corp.                         85,000       8,510,625
    First Chicago NBD Corp.                       57,500       3,363,750
                                                             -----------
                                                              28,543,125
                                                             -----------
  BUSINESS SERVICES (1.7%)
    Deluxe Corp.                                  80,000       2,530,000
    Electronic Data Systems Corp.                 95,000       4,286,875
    H & R Block, Inc.                             80,000       2,350,000
                                                             -----------
                                                               9,166,875
                                                             -----------
  CAPITAL EQUIPMENT (2.2%)
    AlliedSignal, Inc.                            65,000       4,696,250
    Cummins Engine Co., Inc.                      75,000       3,796,875
    Dresser Industries, Inc.                     105,000       3,189,375
                                                             -----------
                                                              11,682,500
                                                             -----------
  CHEMICALS (3.5%)
    Du Pont (E.I.) De Nemours & Co.               10,000       1,072,500
    Ferro Corp.                                   80,000       2,520,000
    Imperial Chemical Industries PLC ADR         119,000       5,935,125
    Olin Corp.                                    75,000       3,000,000
    Union Carbide Corp.                          125,000       5,906,250
                                                             -----------
                                                              18,433,875
                                                             -----------
  COMPUTERS (4.4%)
    Automatic Data Processing, Inc.               90,000       3,836,250
    Hewlett-Packard Co.                           90,000       5,040,000
    Internationl Business Machines Corp.          62,500       8,984,375
    Sun Microsystems, Inc.(DAGGER)               170,000       5,248,750
                                                             -----------
                                                              23,109,375
                                                             -----------
  CONGLOMERATES (0.4%)
    Harsco Corp.                                  60,000       2,160,000
                                                             -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER OF
                                                  SHARES         VALUE
                                                ---------        -----
COMMON STOCKS (CONT'D)
  CONSUMER DURABLES (6.5%)
    Chrysler Corp.                               502,500     $ 17,022,187
    Ford Motor Co.                               330,000       10,848,750
    Volvo AB ADR                                 265,000        6,591,875
                                                             ------------
                                                               34,462,812
                                                             ------------
  CONSUMER NON-DURABLES (4.0%)
    Newell Co.                                    50,000        1,856,250
    RJR Nabisco Holdings Corp.                   280,000       10,255,000
    Russell Corp.                                 60,000        2,257,500
    Unilever NV                                   35,000        6,667,500
                                                             ------------
                                                               21,036,250
                                                             ------------
  ENERGY (7.9%)
    Amerada Hess Corp.                            35,000        1,868,125
    British Petroleum Co. PLC ADR                 82,500       10,920,938
    Exxon Corp.                                  100,000        9,987,500
    Occidental Petroleum Corp.                   125,000        3,187,500
    Parker & Parsley Petroleum Co.               105,000        3,097,500
    Royal Dutch Petroleum Co.                     27,500        4,757,500
    Total SA, Sponsored ADR                      100,000        3,962,500
    Union Pacific Resources Group, Inc.          160,000        3,900,000
                                                             ------------
                                                               41,681,563
                                                             ------------
  ENVIRONMENTAL SERVICES (0.4%)
    Browning-Ferris Industries, Inc.              60,000        1,882,500
                                                             ------------
  FINANCIAL SERVICES (8.4%)
    Aetna, Inc.                                   35,000        2,900,625
    American Express Co.                          90,000        5,883,750
    Berkley (W.R.) Corp.                          52,500        2,697,187
    Federal Home Loan Mortgage Corp.             127,500        3,793,125
    Federal National Mortgage Association        125,000        5,000,000
    GCR Holdings, Ltd.                            75,000        1,790,625
    General Re Corp.                              25,000        4,240,625
    Lehman Brothers Holdings, Inc.               120,000        4,035,000
    MBIA, Inc.                                    57,500        5,613,437
    Protective Life Corp.                         25,000        1,075,000
    Student Loan Marketing Association            50,000        5,293,750
    Terra Nova (Bermuda) Holdings, Ltd., Class A  30,600          627,300
    TIG Holdings, Inc.                            45,000        1,608,750
                                                             ------------
                                                               44,559,174
                                                             ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER OF
                                                  SHARES         VALUE
                                                ---------        -----
COMMON STOCKS (CONT'D)
  FOOD, BEVERAGES & TOBACCO (6.4%)
    Anheuser-Busch Companies, Inc.               115,000     $  5,117,500
    PepsiCo, Inc.                                170,000        5,588,750
    Philip Morris Companies, Inc.                115,000       15,539,375
    Ralston Purina Group                          25,000        2,053,125
    Sara Lee Corp.                               147,500        5,715,625
                                                             ------------
                                                               34,014,375
                                                             ------------
  HEALTHCARE (6.5%)
    Bausch & Lomb, Inc.                           35,000        1,308,125
    Baxter International, Inc.                   133,000        6,118,000
    Columbia/HCA Healthcare Corp.                190,000        8,003,750
    Foundation Health Co.                         95,000        3,586,250
    McKesson Corp.                                25,000        1,656,250
    PacifiCare Health Systems, Inc., Class B      40,000        3,350,000
    Tenet Healthcare Corp.                       110,000        2,983,750
    United Healthcare Corp.                       65,000        3,241,875
    Wellpoint Health Networks, Inc.              100,200        4,296,075
                                                             ------------
                                                               34,520,325
                                                             ------------
  INDUSTRIAL MFG. & PROCESSING (1.8%)
    Eaton Corp.                                   50,000        3,587,500
    Inco, Ltd.                                    75,000        2,634,375
    LTV Corp.                                    150,000        1,875,000
    Pall Corp.                                    55,000        1,196,250
                                                             ------------
                                                                9,293,125
                                                             ------------
  METALS & MINING (1.5%)
    Alumax, Inc.                                  80,000        3,130,000
    Aluminum Co. of America                       70,000        4,987,500
                                                             ------------
                                                                8,117,500
                                                             ------------
  OFFICE EQUIPMENT & SUPPLIES (1.6%)
    Pitney Bowes, Inc.                           137,500        8,542,188
                                                             ------------
  OIL SERVICES (2.0%)
    Halliburton Co.                               25,000        1,615,625
    Schlumberger, Ltd.                            35,000        3,521,875
    Western Atlas, Inc.                           92,500        5,630,938
                                                             ------------
                                                               10,768,438
                                                             ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
---------------------------------------------------------- ---------------------
                                                NUMBER OF
                                                  SHARES          VALUE
                                                ---------         -----
COMMON STOCKS (CONT'D)
  PHARMACEUTICALS (1.8%)
    Bristol-Myers Squibb Corp.                    45,000       $ 5,872,500
    Schering-Plough Corp.                         47,500         3,639,687
                                                              ------------
                                                                 9,512,187
                                                              ------------
  PUBLISHING (1.0%)
    Donnelley (R.R.) & Sons Co.                   40,000         1,235,000
    Harcourt General, Inc.                        85,000         4,005,625
                                                              ------------
                                                                 5,240,625
                                                              ------------
  RETAIL (6.0%)
    Carson Pirie Scott & Co.                     110,000         2,997,500
    Federated Department Stores, Inc.            130,000         4,517,500
    Neiman-Marcus Group, Inc.                    125,000         3,359,375
    Payless ShoeSource, Inc.(DAGGER)              80,000         3,440,000
    Rite Aid Corp.                                65,000         2,738,125
    Tandy Corp.                                   45,000         2,266,875
    Wal-Mart Stores, Inc.                        465,000        12,264,375
                                                              ------------
                                                                31,583,750
                                                              ------------
  TELECOMMUNICATIONS & EQUIPMENT (4.6%)
    ALLTEL Corp.                                  80,000         2,830,000
    Ameritech Corp.                               97,500         6,215,625
    AT&T Corp.                                   155,000         6,180,625
    MCI Communications Corp.                      90,000         3,217,500
    NYNEX  Corp.                                 115,000         5,922,500
                                                              ------------
                                                                24,366,250
                                                              ------------
  TRANSPORTATION (1.2%)
    Burlington Northern Santa Fe Corp.            30,000         2,497,500
    CSX Corp.                                     87,500         4,035,938
                                                              ------------
                                                                 6,533,438
                                                              ------------
  UTILITIES-ELECTRIC (2.0%)
    American Electric Power Co.                   85,000         3,548,750
    DPL, Inc.                                     50,000         1,231,250
    DQE, Inc.                                     50,000         1,481,250
    Entergy Corp.                                100,000         2,637,500
    Illinova Corp.                                70,000         1,750,000
                                                              ------------
                                                                10,648,750
                                                              ------------
TOTAL COMMON STOCKS (Cost $425,023,777)                        448,674,750
                                                              ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER OF
                                                  SHARES         VALUE
                                                ---------        -----
PREFERRED STOCKS (3.0%)
    Airtouch Communications, Inc. Series B,
       6.00% Convertible                         70,000      $  2,056,250
    Allstate Corp. Exchangable Notes,
       6.76% Convertible                        160,000         7,520,000
    McKesson Corp. 2.50% Convertible             50,000         2,656,250
    Merrill Lynch &Co., 6.25%                    85,000         3,261,875
                                                             ------------
TOTAL PREFERRED STOCKS (Cost $15,210,277)                      15,494,375
                                                             ------------

                                   RATE   MATURITY   PAR (000)
                                   ----   --------   ---------
CORPORATE BONDS (0.5%)
    WMX Technologies, Inc.        2.000%   1/24/05    $3,000    2,748,750
                                                             ------------
TOTAL CORPORATE BONDS
   (Cost $2,781,776)                                            2,748,750
                                                             ------------
REPURCHASE AGREEMENTS (10.9%)
    Goldman, Sachs & Co.           5.32%  03/03/97    57,842
      (Agreement dated 02/28/97 to
      be repurchased at $57,867,643,
      collateralized by $56,820,000
      U.S. Treasury Notes 8.250% due
      07/15/98. Market value of
      collateral is $59,035,980.)
      (Cost $57,842,000)                                       57,842,000
                                                             ------------
TOTAL INVESTMENTS (99.2%) (Cost $500,857,830)*                524,759,875
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                    4,387,795
                                                             ------------
NET ASSETS (100.0%) (Applicable to 28,476,332
   Common Shares and 4,557,086 Advisor Shares)               $529,147,670
                                                             ============
NET ASSET VALUE, offering and redemption price
  per Common Share
  ($456,268,945 (DIVIDE) 28,476,332)                               $16.02
                                                                   ======
NET ASSET VALUE, offering and redemption price
  per Advisor Share
  ($72,878,725 (DIVIDE) 4,557,086)                                 $15.99
                                                                   ======


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
* Cost for Federal income tax purposes at February 28, 1997 is $501,068,056. The gross appreciation (depreciation) on a tax basis is as follows:
                        Gross Appreciation    $30,243,617
                        Gross Depreciation     (6,551,798)
                                              -----------
                        Net Appreciation      $23,691,819
                                              ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER OF
                                                 SHARES         VALUE
                                               ---------        -----
COMMON STOCKS (59.5%)
U.S. COMMON STOCKS (51.2%)
  AEROSPACE & DEFENSE (2.1%)
    General Dynamics Corp.                         800      $   53,800
    Lockheed Martin Corp.                        2,300         203,550
    Loral Space & Communications Ltd.           11,200         180,600
    Sundstrand Corp.                             3,400         148,325
    Tracor, Inc.(DAGGER)                         6,700         159,962
                                                            ----------
                                                               746,237
                                                            ----------
  AGRICULTURE (0.4%)
    Monsanto Co.                                 3,600         130,950
                                                            ----------
  BANKS & SAVINGS & LOANS (6.0%)
    Banc One Corp.                               1,200          52,950
    Bancorp of Hawaii, Inc.                      1,100          48,400
    BankAmerica Corp.                            1,000         113,750
    Bank of Boston Corp.                         1,600         120,600
    Bank of New York Co., Inc.                   5,200         201,500
    Bankers Trust New York Corp.                   600          54,450
    Chase Manhattan Corp.                        3,380         338,422
    Citicorp                                     1,100         128,425
    Cullen Frost Bankers Inc.                    3,100         110,631
    Dime Bancorp, Inc.                           2,000          35,000
    First Chicago NBD Corp.                      1,500          87,750
    Fleet Financial Group, Inc.                  1,500          91,500
    Great Western Financial Corp.                3,500         153,562
    Morgan (J.P.) & Co., Inc.                      500          52,562
    PNC Bank Corp.                               1,300          55,087
    Quaker City Bancorp. Inc.                    7,500         146,250
    RCSB Financial, Inc.                         4,150         139,544
    Texas Regional Bancshares, Inc.              2,300          75,037
    Wells Fargo & Co.                              466         141,780
                                                            ----------
                                                             2,147,200
                                                            ----------
  BUSINESS SERVICES (0.8%)
    First Data Corp.                             3,000         109,875
    Pittston Brink's Group                       2,000          51,500
    Reynolds & Reynolds Co., Class A             2,000          56,000
    Sitel Corp.                                  1,500          24,937
    SunGard Data Systems, Inc.(DAGGER)             800          40,600
                                                            ----------
                                                               282,912
                                                            ----------
  CAPITAL EQUIPMENT (0.9%)
    Allied Products Corp.                        5,200         152,100
    Allied-Signal, Inc.                            500          36,125
    Avondale Industries, Inc.(DAGGER)            6,500         134,062
                                                            ----------
                                                               322,287
                                                            ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER OF
                                                    SHARES        VALUE
                                                  ---------       -----
U.S. COMMON STOCKS (CONT'D)
  CHEMICALS (0.9%)
    Avery-Dennison Corp.                            5,600      $  226,100
    Morton International, Inc.                      2,000          82,500
                                                               ----------
                                                                  308,600
                                                               ----------
  COMMUNICATIONS & MEDIA (0.7%)
    Harte-Hanks Communications, Inc.                4,000         103,500
    U.S. West, Inc. - Media Group                   7,400         135,975
                                                               ----------
                                                                  239,475
                                                               ----------
  COMPUTERS (3.0%)
    Amdahl Corp.(DAGGER)                            4,400          43,450
    Citrix Systems, Inc.(DAGGER)                    1,000          12,625
    Clarify, Inc.(DAGGER)                           2,000          51,250
    Computer Horizons Corp.                           500          13,000
    Hewlett-Packard Co.                             1,300          72,800
    Honeywell, Inc.                                 2,000         142,250
    International Business Machines Corp.           2,200         316,250
    McAfee Associates, Inc. (DAGGER)                1,500          68,812
    National Instruments Corp.(DAGGER)              2,000          76,500
    Newbridge Networks Corp. (DAGGER)               3,000          95,625
    Pure Atria Corp.(DAGGER)                        1,589          30,489
    Rational Software Corp. (DAGGER)                2,000          51,750
    Sun Microsystems, Inc. (DAGGER)                 2,500          77,187
                                                               ----------
                                                                1,051,988
                                                               ----------
  CONGLOMERATES (1.2%)
    Oglebay Norton Co.                              1,800          75,600
    Thermo Electron Corp.(DAGGER)                   1,200          40,950
    United Technologies Corp.                       1,600         120,400
    Westinghouse Electric Corp.                    10,640         183,540
                                                               ----------
                                                                  420,490
                                                               ----------
  CONSUMER DURABLES (0.7%)
    Citation Corp.(DAGGER)                          8,300         108,937
    Triangle Pacific Corp.(DAGGER)                  4,600         129,950
                                                               ----------
                                                                  238,887
                                                               ----------
  CONSUMER NON-DURABLES (2.9%)
    Alberto-Culver Co. Class A                      5,600         133,700
    American Safety Razor Corp.(DAGGER)             7,600         111,150
    Clorox Co.                                        800          95,600
    Samsonite Corp.(DAGGER)                         2,500         118,750
    Scotts Co. Class A (DAGGER)                     5,000         106,250
    Sola International, Inc.(DAGGER)                1,200          31,200

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER OF
                                                      SHARES        VALUE
                                                    ---------       -----
U.S. COMMON STOCKS (CONT'D)
  CONSUMER NON-DURABLES (cont'd)
    Standex International Corp.                       4,700      $  132,775
    Unilever N V                                      1,000         190,500
    Westpoint Stevens, Inc.(DAGGER)                   3,400         117,300
                                                                 ----------
                                                                  1,037,225
                                                                 ----------
  CONSUMER SERVICES (0.3%)
    DeVRY, Inc.(DAGGER)                               4,000          79,500
    ITT Educational Services, Inc.(DAGGER)            1,650          38,981
                                                                 ----------
                                                                    118,481
                                                                 ----------
  ELECTRONICS (2.7%)
    EA Industries Inc.                                5,400          28,350
    ESCO Electronics Corp. Common Trust
      Receipt (DAGGER)                               10,300         119,737
    Glenayre Technologies, Inc.(DAGGER)               1,300          17,225
    Intel Corp.                                       1,500         212,812
    KLA Instruments Corp.(DAGGER)                       800          33,350
    Larson Davis, Inc.(DAGGER)                       20,300         223,300
    Linear Technology Corp.                           1,500          67,687
    Maxim Integrated Products, Inc.(DAGGER)           2,600         129,025
    Methode Electronics, Inc. Class A                 3,250          51,594
    Synopsys, Inc.(DAGGER)                            2,500          89,219
                                                                 ----------
                                                                    972,299
                                                                 ----------
  ENERGY (2.8%)
    Amoco Corp.                                       1,400         118,300
    Anadarko Petroleum Corp.                          1,300          73,125
    Barrett Resources Corp.(DAGGER)                   1,200          39,450
    Burlington Resources, Inc.                        2,300         100,912
    Forest Oil Corp.(DAGGER)                          7,600         101,650
    KCS Energy, Inc.                                  1,500          54,000
    Nuevo Energy Co. (DAGGER)                         3,500         145,250
    Texas Meridian Resources Corp.(DAGGER)           20,700         292,388
    United Meridian Corp., Series A(DAGGER)           2,000          60,250
                                                                 ----------
                                                                    985,325
                                                                 ----------
  ENGINEERING & CONSTRUCTION (0.3%)
    Gradall Industries, Inc.                          8,000         104,000
                                                                 ----------
  ENVIRONMENTAL SERVICES (0.5%)
    Allied Waste Industries, Inc.(DAGGER)             8,000          70,000
    USA Waste Services, Inc.(DAGGER)                  3,500         126,000
                                                                 ----------
                                                                    196,000
                                                                 ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                       SHARES         VALUE
                                                     ---------        -----
U.S. COMMON STOCKS (CONT'D)
  FINANCIAL SERVICES (6.5%)
    Allstate Corp.                                       1,000      $   63,375
    Berkshire Hathaway, Inc. Class B                        80          95,040
    City National Corp.                                  2,200          53,350
    Commerce Group, Inc.                                 4,300         113,413
    Federal Home Loan Mortgage Corp.                     6,400         190,400
    First Alliance Corp.(DAGGER)                         3,100          84,475
    Fund American Enterprises Holdings, Inc.               700          74,550
    Household International, Inc.                          600          58,125
    Legg Mason, Inc.                                     5,000         222,500
    Liberty Financial Companies, Inc.                    3,000         128,250
    National Western Life Insurance Co.,
       Class A(DAGGER)                                   1,600         135,200
    Paine Webber Group, Inc.                             4,400         143,550
    PartnerRe Ltd.                                       2,700          89,100
    Security Connecticut Corp.                           8,000         372,000
    Student Loan Marketing Association(DAGGER)             500          52,938
    The Chubb Corp.                                      1,600          93,800
    TIG Holdings, Inc.                                   1,300          46,475
    Transactions Systems Architects, Inc.
       Class A(DAGGER)                                   4,800         124,800
    USF&G Corp.                                          3,500          78,750
    White River Corp.(DAGGER)                            1,500          99,000
                                                                    ----------
                                                                     2,319,091
                                                                    ----------
  FOOD, BEVERAGES & TOBACCO (0.8%)
    Philip Morris Companies, Inc.                        1,000         135,125
    Suiza Foods Corp.(DAGGER)                            5,800         145,725
                                                                    ----------
                                                                       280,850
                                                                    ----------
  HEALTHCARE (2.3%)
    Allergan Inc.                                        2,400          81,600
    ALZA Corp.(DAGGER)                                   3,400          96,475
    Amgen Corp.                                            500          30,563
    Ballard Medical Products                             2,500          49,063
    Bausch & Lomb, Inc.                                  1,800          67,275
    Baxter International, Inc.                           1,300          59,800
    Becton Dickinson & Co.                               2,100         103,425
    EmCare Holdings, Inc.(DAGGER)                        2,200          60,500
    HealthCare COMPARE Corp.(DAGGER)                     3,000         128,063
    Health Management Associates Inc.,
      Class A(DAGGER)                                    4,050         107,325
    Healthsource, Inc.                                   2,500          52,188
                                                                    ----------
                                                                       836,277
                                                                    ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER OF
                                                    SHARES      VALUE
                                                  ---------     -----
U.S. COMMON STOCKS (CONT'D)
  INDUSTRIAL MANUFACTURING & PROCESSING (0.7%)
    FMC Corp.                                         800    $  55,000
    Schnitzer Steel Industries, Inc. Class A        4,200      116,550
    Seda Specialty Packaging Corp.(DAGGER)          1,900       33,725
    Waters Corp.(DAGGER)                            1,300       39,163
                                                             ---------
                                                               244,438
                                                             ---------
  LEISURE & ENTERTAINMENT (0.6%)
    Mirage Resorts, Inc.(DAGGER)                    4,000       99,500
    SCP Pool Corp.(DAGGER)                          4,700      112,800
                                                             ---------
                                                               212,300
                                                             ---------
  LODGING & RESTAURANTS (1.4%)
    Doubletree Corp.(DAGGER)                        2,000       83,500
    Hilton Hotels Corp.                             2,400       60,300
    IHOP Corp.(DAGGER)                              4,400      113,850
    Marriott International, Inc.                      800       42,400
    McDonald's Corp.                                2,100       90,825
    Mortons Restaurant Group, Inc.(DAGGER)          6,000      100,500
                                                             ---------
                                                               491,375
                                                             ---------
  METALS & MINING (0.4%)
    Universal Stainless & Alloy Products,
      Inc.(DAGGER)                                 13,300      135,494
                                                             ---------
  OFFICE EQUIPMENT & SUPPLIES (0.6%)
    New England Business Service, Inc.              3,900       87,750
    Nu-Kote Holding, Inc., Class A                 13,600       76,500
    Viking Office Products, Inc.(DAGGER)            2,000       47,250
                                                             ---------
                                                               211,500
                                                             ---------
  OIL SERVICES (1.8%)
    Baker Hughes, Inc.                              1,300       46,150
    Global Industries, Ltd.(DAGGER)                 4,000       73,000
    Halliburton Co.                                   800       51,700
    Input/Output, Inc.(DAGGER)                      2,600       55,575
    Nabors Industries, Inc.(DAGGER)                 3,000       46,125
    Pride Petroleum Services, Inc.(DAGGER)          1,500       25,125
    Smith International, Inc.(DAGGER)               8,000      325,000
    Western Atlas, Inc.                               300       18,263
                                                             ---------
                                                               640,938
                                                             ---------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                       NUMBER OF
                                                         SHARES         VALUE
                                                       ---------        -----
U.S. COMMON STOCKS (CONT'D)
  PHARMACEUTICALS (2.1%)
    Bristol-Myers Squibb Co.                              1,100      $  143,550
    Columbia Laboratories, Inc.(DAGGER)                   2,100          32,025
    Gilead Sciences, Inc.(DAGGER)                         2,000          61,000
    Human Genome Sciences, Inc.(DAGGER)                   3,000         114,000
    Ligand Pharmaceuticals, Inc.
       Class B(DAGGER)                                    4,000          48,500
    Merck & Co., Inc.                                     1,500         138,000
    Vertex Pharmaceuticals, Inc.(DAGGER)                    800          37,000
    Vivus Inc.(DAGGER)                                      500          27,625
    Warner-Lambert Co.                                    1,600         134,400
                                                                     ----------
                                                                        736,100
                                                                     ----------
  REAL ESTATE (2.2%)
    Healthcare Realty Trust                               7,500         208,125
    Home Properties of New York, Inc.                     5,800         142,100
    Jameson Inns, Inc.                                   11,000         138,875
    NHP, Inc.(DAGGER)                                     5,700         138,225
    U.S. Restaurant Properties Master LP                  4,820         141,588
                                                                     ----------
                                                                        768,913
                                                                     ----------
  RETAIL (2.9%)
    Borders Group, Inc.(DAGGER)                           3,000         126,375
    Cole National Corp. Class A(DAGGER)                   5,500         176,000
    Galoob (Lewis) Toys, Inc.                             4,800          78,600
    Home Depot, Inc.(DAGGER)                              1,000          54,500
    Neiman-Marcus Group, Inc.                             5,000         134,375
    Payless ShoeSource, Inc.(DAGGER)                        800          34,400
    Penney, (J.C.) , Inc.                                 1,200          59,100
    Rite Aid Corp.                                        2,500         105,313
    Saks Holdings, Inc.                                   1,300          43,550
    Wal-Mart Stores, Inc.                                 8,000         211,000
                                                                     ----------
                                                                      1,023,213
                                                                     ----------
  TELECOMMUNICATIONS & EQUIPMENT (1.6%)
    Bay Networks, Inc.(DAGGER)                            2,500          47,500
    DSC Communication Corp.(DAGGER)                       4,500          94,500
    Globalstar Telecommunications, Ltd.(DAGGER)             800          48,400
    Lucent Technologies, Inc.                             2,000         107,750
    QUALCOMM, Inc.                                        2,800         155,925
    WorldCom, Inc.(DAGGER)                                4,200         111,825
                                                                     ----------
                                                                        565,900
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER OF
                                               SHARES       VALUE
                                             ---------      -----
U.S. COMMON STOCKS (CONT'D)
  TRANSPORTATION (1.3%)
    Heartland Express, Inc.(DAGGER)            2,250      $ 47,250
    Landstar Systems, Inc.(DAGGER)             4,200        93,975
    Mark VII, Inc.(DAGGER)                     3,000        93,750
    MTL, Inc.(DAGGER)                          6,500       153,563
    OMI Corp.                                 10,400        93,600
                                                          --------
                                                           482,138
                                                          --------
FOREIGN COMMON STOCKS (8.3%)
  AUSTRALIA (0.6%)
    Boral, Ltd.                               78,000       212,066
                                                          --------
  AUSTRIA (0.5%)
    VA Technologie AG                          1,165       175,837
                                                          --------
  BRAZIL (0.3%)
    Telebras ADR                               1,275       123,675
                                                          --------
  DENMARK (0.5%)
    ISS International Service System B         6,800       195,648
                                                          --------
  FINLAND (0.1%)
    Valmet Corp. Class A                       1,805        32,860
                                                          --------
  FRANCE (0.3%)
    Total SA Class B                           1,355       108,138
                                                          --------
  GERMANY (0.5%)
    BMW                                          278       187,136
                                                          --------
  HONG KONG (0.6%)
    Guangshen Railway Co., Ltd. ADR            3,200        77,200
    Hong Kong Land Holdings                   41,424       118,058
                                                          --------
                                                           195,258
                                                          --------
  INDONESIA (0.4%)
    Indonesian Satellite Corp. ADR             5,500       158,125
                                                          --------
  JAPAN (0.6%)
    Keyence Corp.                              1,000       121,860
    Sankyo Co. Ltd.                            3,000        83,561
                                                          --------
                                                           205,421
                                                          --------
  MEXICO (0.3%)
    PanAmerican Beverage ADR                   1,900       107,113
                                                          --------
  NEW ZEALAND (0.6%)
    Brierley Investments Ltd.                225,500       217,155
                                                          --------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                     NUMBER OF
                                                       SHARES        VALUE
                                                     ---------       -----
FOREIGN COMMON STOCKS (CONT'D)
  NORWAY (0.3%)
    Smedvig ASA ADR Class B(DAGGER)                    4,000     $    95,500
                                                                 -----------
  PHILIPPINES (0.5%)
    Millicom International Cellular S.A                4,735         182,298
                                                                 -----------
  PORTUGAL (0.4%)
    Portugal Telecommunications SA ADR(DAGGER)         4,300         149,963
                                                                 -----------
  SOUTH KOREA (0.2%)
    Samsung Electronics GDR(DAGGER)                    3,400          66,300
                                                                 -----------
  SWITZERLAND (0.9%)
    Novartis AG                                          170         194,800
    Ciba Specialty Chemicals Holding Inc.                170          10,773
    Julius Baer Holdings AG Class B                       90          98,608
                                                                 -----------
                                                                     304,181
                                                                 -----------
  UNITED KINGDOM (0.7%)
    British Sky Broadcasting Group PLC ADR             1,000          59,000
    Energy Group PLC                                  13,400         114,294
    Hanson                                            16,750          75,459
                                                                 -----------
                                                                     248,753
                                                                 -----------
TOTAL COMMON STOCKS (Cost $18,282,164)                            21,216,310
                                                                 -----------
PREFERRED STOCKS (1.7%)
    Equity Residential Properties Trust 9.125%        10,000         261,250
    MEPC International Capital Series A 9.125%         4,500         118,688
    Oasis Residential, Inc. Series A
      (Convertible) 9.000%                             5,000         135,625
    Security Capital Industries, Series C 8.540%       2,000          99,675
                                                                 -----------
TOTAL PREFERRED STOCKS (Cost $599,570)                               615,238
                                                                 -----------

                                                           PAR
                                       RATE    MATURITY   (000)
                                       ----    --------   -----
CORPORATE BONDS (0.9%)
    Korea Electric Power Notes
      (Putable 12/01/01 @ $100)
      (A1, AA-)                       6.000%   12/01/26   $  325  $  317,281
                                                                 -----------
TOTAL CORPORATE BONDS
      (Cost $324,308)                                                317,281
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                            PAR
                                       RATE    MATURITY    (000)     VALUE
                                       ----    --------    -----     -----
MORTGAGE-BACKED SECURITIES (5.8%)
    Ge Capital Mortgage Services,
      Inc. Series 1994-7
      Class A10 (Aaa, AAA)            6.000%   02/25/09   $  484  $  457,236
    Government National Mortgage
      Association
      Pass Through (Aaa, AAA)         6.500%   08/15/03       10       9,677
    Government National Mortgage
      Association Single Family
      Pass Through (Aaa, AAA)         8.000%   10/15/26      996   1,015,840
    Morgan Stanley Mortgage Trust
      Series 40
      Class 8 (NR, AAA)               7.000%   07/20/21      600     575,761
                                                                 -----------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $2,076,110)                                               2,058,514
                                                                 -----------


U.S. TREASURY OBLIGATIONS (24.9%)
  U.S. TREASURY NOTES (24.9%)
      U.S. Treasury Notes Series D
      (Aaa, AAA)                      8.500%   11/15/00    6,855   7,344,789
      U.S. Treasury Notes Series J
      (Aaa, AAA)                      6.500%   05/31/01    1,500   1,508,055
                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,849,974)                                               8,852,844
                                                                 -----------
CALL OPTIONS
  SINGAPORE
    DBS 50 Index 01/26/98,
      (Strike Price $407.39)(DAGGER)                         384      13,299
                                                                 -----------
  THAILAND
    SET 50 Index 01/26/98,
      (Strike Price $2.48)(DAGGER)                        41,467       4,122
                                                                 -----------
TOTAL CALL OPTIONS (Cost $30,000)                                     17,421
                                                                 -----------
REPURCHASE AGREEMENTS (7.4%)
    Goldman, Sachs & Co.              5.320%   03/03/97    2,624
      (Agreement dated 2/28/97 to
      be purchased at $2,625,163
      collateralized by $2,560,000
      U.S. Treasury Notes 9.25% due
      08/15/98. Market value of
      collateral is $2,680,320
      (Cost $2,624,000)                                            2,624,000
                                                                 -----------
TOTAL INVESTMENTS AT VALUE (100.2%)
   (Cost $32,786,126*)                                            35,701,608

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                         (88,118)
                                                                 -----------
NET ASSETS (100.0%) (Applicable to
   2,777,319 Common Shares and 6,481
   Advisor Shares)                                               $35,613,490
                                                                 ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------



                                                                     VALUE
                                                                     -----
NET ASSET VALUE, offering and redemption
  price per Common Share
  ($35,530,371 (DIVIDE) 2,777,319)                                  $12.79
                                                                    ======
NET ASSET VALUE, offering and redemption
  price per Advisor Share
  ($83,119 (DIVIDE) 6,480)                                          $12.83
                                                                    ======


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        GDR = Global Depository Receipt

--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
* Cost for Federal income tax purposes at February 28, 1997 is $32,787,404. The gross appreciation (depreciation) on a tax basis is as follows:
                            Gross Appreciation    $3,343,107
                            Gross Depreciation      (428,903)
                                                  ----------
                            Net Appreciation      $2,914,204
                                                  ==========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS TAX FREE FUND
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                               PAR
                                          RATE    MATURITY    (000)     VALUE
                                          ----    --------    -----     -----
MUNICIPAL BONDS (98.3%)
  ARIZONA (2.2%)
    Phoenix Arizona GO (Aa, AA+)         6.375%   07/01/13     $100  $  106,625
                                                                     ----------
  CONNECTICUT (2.2%)
    Connecticut State Special Assessment
      Second Injury Fund RB Series A
      (AMBAC LOC) (Aaa, AAA)             6.000%   01/01/06      100     108,125
                                                                     ----------
  DELAWARE (3.3%)
    Delaware River & Bay Authority RB
      (FGIC Insurance LOC) (Aaa, AAA)    6.000%   01/01/06      150     162,562
                                                                     ----------
  FLORIDA (4.1%)
    Florida State Board of Education
      Capital Outlay (Public Education)
      GO Series A (Aa2, AA)              7.000%   06/01/05      175     203,219
                                                                     ----------
  MARYLAND (16.4%)
    Baltimore Maryland Consolidated
      Public Improvement GO Series C
      (Aaa, AAA)                         7.500%   10/15/09      400     489,000
    Montgomery County Parking Authority
      (Silver Spring Parking Lot) RB
      Series A (FGIC Insurance LOC)
      (Aaa, AAA)                         6.250%   06/01/07      300     325,875
                                                                     ----------
                                                                        814,875
                                                                     ----------
  MASSACHUSETTS (7.7%)
    Massachusetts Bay Transportation
      Authority (General Transportation
      Systems) RB Series A (A1, A+)      6.250%   03/01/05      200     220,500
    Massachusetts State GO Series A
      (A1, A+)                           6.000%   11/01/06      150     162,750
                                                                     ----------
                                                                        383,250
                                                                     ----------
  MICHIGAN (4.0%)
    Detroit Michigan Water Supply
      Systems (Second Lien) RB
      Series A (MBIA Insurance LOC)
      (Aaa, AAA)                         5.500%   07/01/15      200     198,000
                                                                     ----------
  NEW JERSEY (14.7%)
    Middlesex County, New Jersey
      Utilities Authority Sewer RB
      Series A (FGIC Insurance LOC)
      (#AAA, AAA)                        6.500%   03/15/01      250     274,375
    New Jersey State Turnpike Authority
      RB Series C (MBIA Insurance LOC)
      (Aaa, AAA)                         6.500%   01/01/16      400     454,000
                                                                     ----------
                                                                        728,375
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS TAX FREE FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                               PAR
                                          RATE    MATURITY    (000)     VALUE
                                          ----    --------    -----     -----
MUNICIPAL BONDS (CONT'D)
  NEW YORK (23.1%)
    New York City GO VRDN 1994 Series B
      (Union Bank of Switzerland LOC)
      (Aaa/VMIG1, AA+/A-1+)(DAGGER)      3.550%   03/01/97     $100  $  100,000
    New York City GO VRDN 1994 Series B
      (Morgan Guaranty Trust LOC)
      (Aa1/VMIG1, AAA/A-1+)(DAGGER)      3.550%   03/01/97      100     100,000
    New York City GO VRDN 1994 Series B
      (Union Bank of Switzerland LOC)
      (Aaa/VMIG-1, AA+/A-1+)(DAGGER)     3.550%   03/01/97      100     100,000
    New York City GO Series A
      (Baa1, BBB+)                       6.000%   08/01/04      200     208,250
    New York State Dormitory Authority
      (State University Educational
      Facilities) RB
      Series A (Baa1, BBB+)              6.500%   05/15/06      200     216,750
    New York State Thruway Authority
      (Service Contract Highway &
      Bridges) RB Series A / (MBIA
      Insurance LOC) (Aaa, AAA)          6.000%   01/01/04      205     222,169
    New York State Urban Development
      (State Facilities) RB (Baa1, BBB)  5.750%   04/01/11      200     202,750
                                                                     ----------
                                                                      1,149,919
                                                                     ----------
  NORTH CAROLINA (4.3%)
    North Carolina Municipal Power Agency
      (Catawba Electric) RB (MBIA
      Insurance LOC) (Aaa, AAA)          6.000%   01/01/10      200     211,250
                                                                     ----------
  PENNSYLVANIA (4.4%)
    Philadelphia Water & Waste Water RB
      (MBIA Insurance LOC) (Aaa, AAA)    6.250%   08/01/09      200     220,250
                                                                     ----------
  PUERTO RICO (5.7%)
    Puerto Rico Commonwealth GO
      (MBIA Insurance LOC)
      (Aaa, AAA)                         6.500%   07/01/08      250     284,375
                                                                     ----------
  SOUTH CAROLINA (2.2%)
    South Carolina Public Service
      Authority (Santee Cooper) RB
      Series D (AMBAC LOC) (AAA, AAA)    6.500%   07/01/24      100     111,250
                                                                     ----------
  TEXAS (2.0%)
    North Central Texas Health
      Facilities Development
      Corp. (Hospital-Presbyterian
      Medical Center) RB
      Series D (MBIA Insurance
      LOC) (Aaa/VMIG1, AAA/A-1)          3.500%   02/12/00      100     100,000
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS TAX FREE FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                                               PAR
                                          RATE    MATURITY    (000)     VALUE
                                          ----    --------    -----     -----
MUNICIPAL BONDS (CONT'D)
  UTAH (2.0%)
    Utah State Board of Regents
      Student Loan RB
      1988 Series B (AMBAC LOC)
      (Aaa/VMIG1, AAA/A-1+)(DAGGER)      3.300%   03/07/97     $100   $  100,000
                                                                      ----------
TOTAL MUNICIPAL BONDS (Cost $4,647,378)                                4,882,075
                                                                      ----------
TOTAL INVESTMENTS AT VALUE (98.3%)  (Cost $4,647,378)                  4,882,075
                                                                      ----------
OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                              86,443
                                                                      ----------
NET ASSETS (100.0%) (Applicable to 467,969 shares)                    $4,968,518
                                                                      ==========
NET ASSET VALUE, offering and redemption price per share
  ($4,968,518 (DIVIDE) 467,968)                                           $10.62
                                                                          ======

                            INVESTMENT ABBREVIATIONS
                    FGIC = Financial Guaranty Insurance Company
                    GO   = General Obligations
                    LOC  = Letter of Credit
                    MBIA = Municipal BondInsurance Association
                    RB   = Revenue Bond
                    VRDN = Variable Rate Demand Note
--------------------------------------------------------------------------------
(DAGGER) Variable Rate Demand Notes -- The Interest rate shown is the rate as of
     February 28, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

*    Also  cost  for  Federal  income  tax  purposes.   The  gross  appreciation
     (depreciation) on a tax basis is as follows:

                            Gross Appreciation   $234,697
                            Gross Depreciation          0
                                                 --------
                            Net Appreciation     $234,697
                                                 ========

                 See Accompanying Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]


WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------
                                         WARBURG PINCUS     WARBURG PINCUS   WARBURG PINCUS
                                      GROWTH & INCOME FUND   BALANCED FUND   TAX FREE FUND
                                      --------------------  ---------------  --------------
INVESTMENT INCOME:
    Dividends                            $  3,865,337         $  160,160        $      0
    Interest                                  725,545            337,456         122,278
    Foreign taxes withheld                    (44,521)            (1,297)              0
                                         ------------         ----------        --------
       Total investment income              4,546,361            496,319         122,278
                                         ------------         ----------        --------
EXPENSES:
    Investment advisory                     2,297,217            148,897          11,660
    Administrative services                   734,746             41,360           3,498
    Audit                                      31,988              7,065             590
    Custodian/Sub-custodian                    65,765             27,014           5,679
    Directors                                   3,750              3,102           3,750
    Distribution                              185,483             41,425           5,830
    Insurance                                  17,846                337             617
    Interest                                   23,538                  0               0
    Legal                                      12,758             16,913           6,785
    Printing                                   32,102              2,459           2,482
    Registration                               61,559             16,425           4,908
    Transfer agent                            360,578             21,111           6,816
    Miscellaneous                               7,205              6,013           6,672
                                         ------------         ----------        --------
                                            3,834,535            332,121          59,287
Less fees waived and expenses reimbursed       (8,448)          (108,710)        (47,627)
                                         ------------         ----------        --------
       Total expenses                       3,826,087            223,411          11,660
                                         ------------         ----------        --------
           Net investment income              720,274            272,908         110,618
                                         ------------         ----------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND FOREIGN CURRENCY
  RELATED ITEMS:
    Net realized gain (loss) from
      security transactions                67,658,981            662,118          (4,785)
    Net realized gain from foreign
      currency related items                        0                200               0
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related
      items                               (26,835,235)         1,976,087         121,085
                                         ------------         ----------        --------
       Net realized and unrealized gain
         from investments and foreign
         currency related items            40,823,746          2,638,405         116,300
                                         ------------         ----------        --------
Net increase in net assets resulting
  from operations                        $ 41,544,020         $2,911,313        $226,918
                                         ============         ==========        ========


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    WARBURG PINCUS                          WARBURG PINCUS
                                                                  GROWTH & INCOME FUND                       BALANCED FUND
                                                          -----------------------------------   -----------------------------------
                                                               FOR THE                               FOR THE
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED           FOR THE YEAR          ENDED          FOR THE YEAR
                                                          FEBRUARY 28, 1997        ENDED        FEBRUARY 28, 1997       ENDED
                                                             (UNAUDITED)      AUGUST 31, 1996     (UNAUDITED)       AUGUST 31, 1996
                                                          -----------------   ---------------   -----------------   ---------------
FROM OPERATIONS:
    Net investment income                                   $     720,274     $    6,958,699      $   272,908        $   314,297
    Net realized gain from security transactions               67,658,981         20,871,086          662,118            490,109
    Net realized gain from foreign currency
       related items                                                    0                  0              200                 37
    Net change in unrealized appreciation from
      investments and foreign currency related items          (26,835,235)       (67,018,131)       1,976,087            472,314
                                                            -------------     --------------      -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations                             41,544,020        (39,188,346)       2,911,313          1,276,757
                                                            -------------     --------------      -----------        -----------
FROM DISTRIBUTIONS:
    Dividends to shareholders from net investment
      income:
       Common shares                                             (724,973)        (8,430,598)        (277,742)          (212,883)
       Advisor shares                                             (15,181)          (306,084)             (63)               (10)
    Distributions from realized gains:
       Common shares                                                    0        (49,915,078)        (395,800)          (149,992)
       Advisor shares                                                   0         (3,362,883)            (809)               (16)
                                                            -------------     --------------      -----------        -----------
           Net decrease in net assets from
             distributions                                       (740,154)       (62,014,643)        (674,414)          (362,901)
                                                            -------------     --------------      -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                              101,359,826        370,678,850       12,398,563         33,327,987
    Reinvested dividends                                          678,411         58,584,414          645,553            345,753
    Net asset value of shares redeemed                       (420,886,640)      (615,963,314)     (10,531,748)        (9,065,222)
                                                            -------------     --------------      -----------        -----------
       Net increase (decrease) in net assets from
         capital share  transactions                         (318,848,403)      (186,700,050)       2,512,368         24,608,518
                                                            -------------     --------------      -----------        -----------
           Total increase (decrease) in net assets           (278,044,537)      (287,903,039)       4,749,267         25,522,374
NET ASSETS:
    Beginning of period                                       807,192,207      1,095,095,246       30,864,223          5,341,849
                                                            -------------     --------------      -----------        -----------
    End of period                                           $ 529,147,670     $  807,192,207      $35,613,490        $30,864,223
                                                            =============     ==============      ===========        ===========



                                                                    WARBURG PINCUS
                                                                     TAX FREE FUND
                                                           -----------------------------------
                                                               FOR THE
                                                             SIX MONTHS
                                                                ENDED           FOR THE YEAR
                                                           FEBRUARY 28, 1997       ENDED
                                                              (UNAUDITED)      AUGUST 31, 1996
                                                           -----------------   ---------------
FROM OPERATIONS:
    Net investment income                                     $  110,618         $  210,818
    Net realized gain from security transactions                  (4,785)           102,614
    Net realized gain from foreign currency
       related items                                                   0                  0
    Net change in unrealized appreciation from
      investments and foreign currency related items             121,085           (127,100)
                                                              ----------         ----------
      Net increase (decrease) in net assets
         resulting from operations                               226,918            186,332
                                                              ----------         ----------
FROM DISTRIBUTIONS:
    Dividends to shareholders from net investment
      income:
       Common shares                                            (110,618)          (210,818)
       Advisor shares                                                  0                  0
    Distributions from realized gains:
       Common shares                                                   0                  0
       Advisor shares                                                  0                  0
                                                              ----------         ----------
           Net decrease in net assets from
             distributions                                      (110,618)          (210,818)
                                                              ----------         ----------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                 750,040          1,007,497
    Reinvested dividends                                          59,899            129,529
    Net asset value of shares redeemed                          (476,664)          (720,710)
                                                              ----------         ----------
       Net increase (decrease) in net assets from
         capital share  transactions                             333,275            416,316
                                                              ----------         ----------
           Total increase (decrease) in net assets               449,575            391,830
NET ASSETS:
    Beginning of period                                        4,518,943          4,127,113
                                                              ----------         ----------
    End of period                                             $4,968,518         $4,518,943
                                                              ==========         ==========



                 See Accompanying Notes to Financial Statements.

                                     26-27

WARBURG PINCUS GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                              FOR THE SIX
                                                 MONTHS
                                                  ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 1997  --------------------------------------------------------
                                                (UNAUDITED)       1996       1995         1994        1993        1992
                                                 --------       --------  ----------    --------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD             $  14.90       $  16.40  $    14.56    $  16.72     $ 11.99     $ 12.11
                                                 --------       --------  ----------    --------     -------     -------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                          0.0291         0.1116      0.2224      0.0785      0.0464      0.1912
    Net Gains (Losses) on Securities (both
      realized and unrealized)                     1.1116        (0.6633)     1.9834      1.8151      4.8499      0.0402
                                                 --------       --------  ----------    --------     -------     -------
       Total from Investment Operations            1.1407        (0.5517)     2.2058      1.8936      4.8963      0.2314
                                                 --------       --------  ----------    --------     -------     -------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income          (0.0166)       (0.1350)    (0.1824)    (0.0785)    (0.0875)    (0.1871)
    Distributions from Capital Gains               0.0000        (0.8133)    (0.1834)    (3.9751)    (0.0788)    (0.1643)
                                                 --------       --------  ----------    --------     -------     -------
       Total Distributions                        (0.0166)       (0.9483)    (0.3658)    (4.0536)    (0.1663)    (0.3514)
                                                 --------       --------  ----------    --------     -------     -------
NET ASSET VALUE, END OF PERIOD                   $  16.02       $  14.90  $    16.40    $  14.56     $ 16.72     $ 11.99
                                                 ========       ========  ==========    ========     =======     =======
Total Returns                                        7.64%(d)      (3.54%)     15.62%      14.41%      41.17%       1.99%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $456,269       $727,627  $1,038,193    $410,658     $60,689     $28,976
Ratios of Expenses to Average Net Assets             1.21%(c)       1.21%       1.22%       1.28%(a)    1.14%(a)    1.25%(a)
Ratios of Net Investment Income to Average
  Net Assets                                         0.28%(c)       0.69%       1.64%       0.41%       0.30%       1.66%
Portfolio Turnover Rate                               131%(d)         94%        109%        150%        344%        175%
Average Commission Rate                            $.0585(b)      $.0596(b)       N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Growth & Income Fund would have been 1.28%, 1.14% and 1.28% for the years ended August 31, 1994, 1993 and 1992, respectively.

(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

(c)  Annualized

(d)  Non-annualized


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                              FOR THE SIX
                                                 MONTHS
                                                  ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 1997  --------------------------------------------------------
                                                (UNAUDITED)       1996       1995         1994        1993        1992
                                                 --------       --------  ----------    --------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 11.94        $ 11.12    $11.01       $11.71       $12.04      $12.05
                                                  -------        -------    ------       ------       ------      ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                          0.1080         0.1573    0.2080       0.4132       0.5555      0.4408
    Net Gains (Losses) on Securities (both
      realized and unrealized)                     1.0053         0.9389    1.7225       0.3248       1.1253      0.5155
                                                  -------        -------    ------       ------       ------      ------
       Total from Investment Operations            1.1133         1.0962    1.9305       0.7380       1.6808      0.9563
                                                  -------        -------    ------       ------       ------      ------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income          (0.1080)       (0.1300)  (0.3136)     (0.4586)     (0.5412)    (0.3713)
    Distributions from Capital Gains              (0.1511)       (0.1462)  (1.5069)     (0.9794)     (1.4696)    (0.5950)
                                                  -------        -------    ------       ------       ------      ------
       Total Distributions                        (0.2591)       (0.2762)  (1.8205)     (1.4380)     (2.0108)    (0.9663)
                                                  -------        -------    ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                    $ 12.79        $ 11.94    $11.12       $11.01       $11.71      $12.04
                                                  =======        =======    ======       ======       ======      ======
Total Returns                                        9.37%(d)       9.99%    21.56%        6.86%       15.27%       8.07%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $35,530        $30,853    $5,342       $  808       $  762      $1,026
Ratios of Expenses to Average Net Assets             1.35%(a)(c)    1.53%(a)  1.53%(a)        0%(a)        0%(a)     .67%(a)
Ratios of Net Investment Income to Average
  Net Assets                                         1.65%(c)       1.66%     2.30%        3.76%        4.13%       3.68%
Portfolio Turnover Rate                                76%(d)        108%      107%          32%          30%         93%
Average Commission Rate                           $ .0345(b)     $ .0453(b)    N/A          N/A          N/A         N/A

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Balanced Fund would have been 2.00% (annualized) for the six months ended February 28, 1997 and 2.43%, 6.04%, 5.46%, 5.37% and 3.88% for the years ended August 31, 1996, 1995,
     1994, 1993 and 1992, respectively.

(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

(c)  Annualized

(d)  Non-annualized


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS TAX FREE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                              FOR THE SIX
                                                 MONTHS
                                                  ENDED                     FOR THE YEARS ENDED AUGUST 31,
                                             FEBRUARY 28, 1997  --------------------------------------------------------
                                                (UNAUDITED)       1996       1995         1994        1993        1992
                                                 --------       --------  ----------    --------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.36         $10.41     $10.40       $11.53       $11.04      $10.46
                                                  ------         ------     ------       ------       ------      ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                         0.2480         0.5097     0.5426       0.6026       0.6385      0.6771
    Net Gains (Losses) on Securities (both
      realized and unrealized)                    0.2588        (0.0541)    0.3077      (0.6259)      0.8654      0.6145
                                                  ------         ------     ------       ------       ------      ------
       Total from Investment Operations           0.5068         0.4556     0.8503      (0.0233)      1.5039      1.2916
                                                  ------         ------     ------       ------       ------      ------
    LESS DISTRIBUTIONS:
    Dividends from Net Investment Income         (0.2480)       (0.5056)   (0.5426)     (0.6092)     (0.6725)    (0.6345)
    Distributions from Excess Net Investment
      Income                                           0              0          0      (0.0135)           0           0
    Distributions from Capital Gains                   0              0    (0.2977)     (0.4886)     (0.3414)    (0.0771)
                                                  ------         ------     ------       ------       ------      ------
       Total Distributions                       (0.2480)       (0.5056)   (0.8403)     (1.1113)     (1.0139)    (0.7116)
                                                  ------         ------     ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                    $10.62         $10.36     $10.41       $10.40       $11.53      $11.04
                                                  ======         ======     ======       ======       ======      ======
Total Returns                                       4.94%(c)       4.42%      8.89%       (0.30%)      14.45%      12.77%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $4,969         $4,519     $4,127       $5,465       $6,631      $6,491
Ratios of Expenses to Average Net Assets             .50%(a)(b)     .50%(a)    .48%(a)      .15%(a)      .17%(a)     .33%(a)
Ratios of Net Investment Income to Average
  Net Assets                                        4.74%(b)       4.83%      5.53%        5.51%        5.71%       6.21%
Portfolio Turnover Rate                               24%(c)         82%        38%          20%          70%         78%

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Tax Free Fund would have been 2.36% (annualized) for the six months ended February 28, 1997 and 3.17%, 2.12%, 1.84%, 1.76% and 1.61% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively.

(b) Annualized

(c) Non-annualized


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Funds covered in this report are comprised of Warburg Pincus Growth & Income Fund (the "Growth & Income Fund"), Warburg Pincus Balanced Fund (the "Balanced Fund") and Warburg Pincus Tax Free Fund (the "Tax Free Fund"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Growth & Income Fund and the Balanced Fund each have two classes of shares: Common Class and Advisor Class.

     On May 3, 1996, pursuant to an Agreement and Plan of Reorganization, the Growth & Income Fund, the Balanced Fund and the Tax Free Fund (each, an "Acquiring Fund") each acquired all of the assets of an investment series of The RBB Fund, Inc., Warburg Pincus Growth & Income Fund (the "Acquired Growth & Income Fund"), Warburg Pincus Balanced Fund (the "Acquired Balanced Fund") and Warburg Pincus Tax Free Fund (the "Acquired Tax Free Fund"). The acquisitions were accomplished by a tax-free exchange of 62,938,828 Common Shares and 5,340,670 Advisor Shares, in the case of the Acquired Growth & Income Fund; 2,135,930 Common Shares and 111 Advisor Shares, in the case of the Acquired Balanced Fund; and 422,797 Common Shares, in the case of the Acquired Tax Free Fund, for the same amount of shares of the same class of the corresponding
Acquiring Fund. Shares were reissued to shareholders at the time of the reorganizations. The net assets of each Acquiring Fund directly after the reorganization were the same as the net assets of the relevant Acquired Fund:
$1,112,424,664 in the case of the Growth & Income Fund, including $129,715,900 of unrealized appreciation; $25,721,368 in the case of the Balanced Fund, including $1,465,365 of unrealized appreciation; and $4,343,839 in the case of the Tax Free Fund, including $99,263 of unrealized appreciation. Each Acquiring Fund assumed the prior operating history of the corresponding Acquired Fund.

     The net assets value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is currently determined using the last reported sales price.If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Funds' governing board.Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

     Security transactions are accounted for on the trade date basis. The cost of investments sold is determined by use of the specific identification method for

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)

both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, Shareholder servicing fees and transfer agency fees) and realized/unrealized gains (losses) are allocated proportionally to each class of shares based upon the relative net-asset value of outstanding shares.

   For the Growth & Income and the Balanced Funds, dividends from net investment income, if any, are declared and paid at least quarterly. For the Tax Free Fund, dividends from net investment income, if any, are declared daily and paid monthly. For all Funds, any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the Seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

   The Funds, together with other Warburg-advised funds (collectively the "Warburg Funds"), have established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty three and one-third percent (331/3%) of such fund's total assets. At February 28, 1997, there were no outstanding balances under these line of credit facilities for any of the funds.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Growth & Income Fund, the Balanced Fund and the Tax Free Fund have each changed their fiscal and tax year-ends from August 31st to October 31st, beginning September 1, 1997, which was approved by the Funds' board of directors on January 15, 1997.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the six months ended February 28, 1997, the Funds received credits or reimbursements under this arrangement as follows:

          FUND                                                AMOUNT
          ---                                                --------
     Growth & Income                                          $8,448
     Balanced                                                    213
     Tax Free                                                     31

2. INVESTMENT ADVISOR, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ("Warburg"), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P.") serves as each Fund's investment adviser. For its advisory services, Warburg is entitled to receive the following fees, computed daily and payable monthly based on the Funds' daily net assets:

              FUND                                   ANNUAL RATE
              ---                                    -----------
     Growth & Income Fund                    .75% average daily net assets
     Balanced Fund                           .90% average daily net assets
     Tax Free Fund                           .50% average daily net assets

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR (CONT'D)

   Warburg may, at its discretion, voluntarily waive all or any portion of its advisory fees for any of the Funds. In addition Warburg may voluntarily reimburse the Funds' for a portion of the Funds' expenses. For the six months ended February 28, 1997, investment advisory fees, waivers and expense reimbursements were as follows:

                                 GROSS                   NET          EXPENSE
                             ADVISORY FEE   WAIVER  ADVISORY FEE  REIMBURSEMENTS
                             ------------   ------  ------------  --------------
  Growth & Income Fund        $2,297,217   $      0  $2,297,217     $        0
  Balanced Fund                  148,897    (83,681)     65,216              0
  Tax Free Fund                   11,660    (11,660)          0        (34,770)

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., and Counsellors Funds Service, Inc.("CFSI"), a wholly owned subsidiary of Warburg, serve as co-administrators for each of the Funds. The Balanced and Growth & Income Funds each pay PFPC a fee calculated at an annual rate of .15% of the Fund's first $1 billion of average daily net assets and .05% of average daily net assets over $1 billion, and the Tax Free Fund pays PFPC a fee calculated at a rate of .05% of its average daily net assets.

   The Growth & Income Fund pays CFSI a fee calculated at an annual rate of .05% of the Fund's first $125 million of average daily net assets and .10% of average daily net assets over $125 million; the Balanced and Tax Free Funds each pay CFSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets.

   CFSI and PFPC may, at their discretion, voluntarily waive all or any portion of their co-administration fees for any of the Funds. For the six months ended February 28, 1997, CFSI and PFPC's co-administration fees and waivers were as follows:

                                  GROSS                           NET
                         CO-ADMINISTRATION FEES  WAIVERS  CO-ADMINISTRATION FEES
                         ----------------------  -------  ----------------------
  Growth & Income Fund          $734,746        $      0         $734,746
  Balanced Fund                   41,360         (24,816)          16,544
  Tax Free Fund                    3,498          (1,166)           2,332

   The Funds have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. For distribution services with respect to the Balanced and the Tax Free Funds' Common Shares, CSI receives a fee at the annual rate of .25%, computed daily and payable monthly, on average daily net assets. For distribution services with respect to the Growth & Income and the Balanced Funds' Advisor Shares, CSI receives a fee of .50%, respectively, computed daily and

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

payable monthly, on average daily net assets. No compensation is payable by the Growth & Income Fund's Common Shares. For the six months ended February 28, 1997, distribution fees were as follows:

                                                          DISTRIBUTION FEES
                                                          -----------------
     Growth & Income Fund
        Advisor Shares                                        $185,483
                                                              ========
     Balanced Fund
        Common Shares                                         $ 41,295
        Advisor Shares                                             130
                                                              --------
                                                              $ 41,425
                                                              ========
     Tax Free Fund
        Common Shares                                         $  5,830
                                                              ========

3. INVESTMENT IN SECURITIES

   For the six months ended February 28, 1997, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                  INVESTMENT SECURITIES
                                               ---------------------------
                                                 PURCHASES         SALES
                                                 ---------         -----
     Growth & Income Fund                      $770,507,224    $930,229,299
     Balanced Fund                               27,384,985      23,478,042
     Tax Free Fund                                1,367,779       1,087,748

4. CAPITAL SHARES

     The Growth & Income Fund, the Balanced Fund and the Tax Free Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Growth & Income Fund and the Balanced Fund are designated as Advisor Shares.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARES (CONT'D)

   Transactions in capital shares for each period were as follows:

                                                               WARBURG PINCUS GROWTH & INCOME FUND
                                                  -----------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                   FOR THE
                                                         FEBRUARY 28, 1997                     YEAR ENDED
                                                            (UNAUDITED)                      AUGUST 31, 1996
                                                  -----------------------------       -----------------------------
                                                     SHARES           VALUE             SHARES            VALUE
                                                  -----------     -------------       -----------     -------------
Shares sold:
     Common Shares                                  6,364,013     $  99,358,902        20,913,915     $ 336,297,357
     Advisor Shares                                   130,338         2,000,924         2,135,316        34,381,493
Shares issued in reinvestment of dividends:
     Common Shares                                     45,179           663,235         3,538,291        54,915,454
     Advisor Shares                                     1,034            15,176           237,054         3,668,960
Shares repurchased:
     Common Shares                                (26,772,631)     (406,939,651)      (38,907,636)     (608,244,172)
     Advisor Shares                                  (920,241)      (13,946,989)         (499,292)       (7,719,142)
                                                  -----------     -------------       -----------     -------------
Net decrease                                      (21,152,308)    $(318,848,403)      (12,582,352)    $(186,700,050)
                                                  ===========     =============       ===========     =============


                                                                   WARBURG PINCUS BALANCED FUND
                                                  -----------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                   FOR THE
                                                         FEBRUARY 28, 1997                     YEAR ENDED
                                                            (UNAUDITED)                      AUGUST 31, 1996
                                                  -----------------------------       -----------------------------
                                                     SHARES           VALUE             SHARES            VALUE
                                                  -----------     -------------       -----------     -------------
Shares sold:
     Common Shares                                   982,101       $12,320,454         2,799,590       $32,792,373
     Advisor Shares                                    6,245            78,109            45,037           535,614
Shares issued in reinvestment of dividends:
     Common Shares                                    52,138           644,869            29,938           345,728
     Advisor Shares                                       55               684                 2                25
Shares repurchased:
     Common Shares                                  (841,139)      (10,521,509)         (725,370)       (8,530,390)
     Advisor Shares                                     (799)          (10,239)          (44,170)         (534,832)
                                                    --------      ------------         ----------       -----------
Net increase                                         198,601      $  2,512,368          2,105,027       $24,608,518
                                                    ========      ============         ==========       ===========


                                                                   WARBURG PINCUS TAX FREE FUND
                                                  -----------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                   FOR THE
                                                         FEBRUARY 28, 1997                     YEAR ENDED
                                                            (UNAUDITED)                      AUGUST 31, 1996
                                                  -----------------------------       -----------------------------
                                                     SHARES           VALUE             SHARES            VALUE
                                                  -----------     -------------       -----------     -------------
Shares sold:
     Common Shares                                   71,072         $ 750,040            96,011         $1,007,497
Shares issued in reinvestment of dividends:
     Common Shares                                    5,670            59,899            12,332            129,529
Shares repurchased:
     Common Shares                                  (45,031)         (476,664)          (68,556)          (720,710)
                                                    -------         ---------           -------         ----------
Net increase                                         31,711         $ 333,275            39,787         $  416,316
                                                    =======         =========           =======         ==========


WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

5. NET ASSETS

   Net Assets at February 28, 1997 consisted of the following:


                                       GROWTH & INCOME FUND  BALANCED FUND  TAX-FREE FUND
                                       --------------------  -------------  -------------
Capital contributed, net                   $438,411,843       $31,929,302     $4,684,617
Accumulated net investment income               655,304           103,645              0
Amortized market discount                             0                 0          2,900
Accumulated net realized gain from
  security transactions                      66,178,478           666,645         46,304
Net unrealized appreciation from
  investments and foreign currency
  related items                              23,902,045         2,913,898        234,697
                                           ------------       -----------     ----------
Net assets                                 $529,147,670       $35,613,490     $4,968,518
                                           ============       ===========     ==========


WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

6. OTHER FINANCIAL HIGHLIGHTS

   The Growth & Income and the Balanced Funds currently offer one other class of shares, Advisor Shares representing an additional interest in each of the Funds. The financial highlights of each of the Advisor Shares are as follows:


                                                                 ADVISOR SHARES
                                           ---------------------------------------------------------
                                                                 WARBURG PINCUS
                                                              GROWTH & INCOME FUND
                                           ---------------------------------------------------------
                                                                                    FOR THE PERIOD
                                              FOR THE SIX                            MAY 15, 1995
                                              MONTHS ENDED                          (COMMENCEMENT)
                                           FEBRUARY 28, 1997   FOR THE YEAR ENDED  OF OPERATIONS TO
                                              (UNAUDITED)       AUGUST 31, 1996     AUGUST 31, 1995
                                           -----------------    ---------------    ----------------
NET ASSET VALUE,BEGINNING OF PERIOD             $14.88              $16.38              $14.87
                                                ------              ------              ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                      (0.0077)              .0800              0.0236
    Net Gains (Losses) on Securities (both
      realized and unrealized)                  1.1194              (.6931)             1.5323
                                                ------              ------              ------
       Total from Investment Operations         1.1117              (.6131)             1.5559
                                                ------              ------              ------
    LESS DISTRIBUTIONS:
    Dividends (from net investment income)     (0.0029)             (.0736)            (0.0459)
    Distributions (from capital gains)          0.0000              (.8133)                 --
                                                ------              ------              ------
       Total Distributions                     (0.0029)             (.8869)            (0.0459)
                                                ------              ------              ------
NET ASSET VALUE, END OF PERIOD                  $15.99              $14.88              $16.38
                                                ======              ======              ======
Total Returns                                     7.48%(d)           (3.92%)             10.49%(d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $72,879             $79,565             $56,902
Ratios of Expenses to Average Net Assets          1.57%(a)(c)         1.59%               1.92%(c)
Ratios of Net Investment Income (Loss)
  to Average Net Assets                           (.06)%(c)           .28%                0.43%(c)
Portfolio Turnover Rate                             131%(d)            94%                 109%(c)
Average Commission Rate                          $.0585(b)         $.0596(b)               N/A

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Balanced Fund would have been 4.52% (annualized) for the six months ended February 28, 1997 and 205.06% for the periods ended August 31, 1995, and 1996.

(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

(c)  Annualized

(d)  Not Annualized


WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 ADVISOR SHARES
                                           ---------------------------------------------------------
                                                                 WARBURG PINCUS
                                                                  BALANCED FUND
                                           ---------------------------------------------------------
                                                                                    FOR THE PERIOD
                                              FOR THE SIX                           JULY 31, 1995
                                              MONTHS ENDED                          (COMMENCEMENT)
                                           FEBRUARY 28, 1997   FOR THE YEAR ENDED  OF OPERATIONS TO
                                              (UNAUDITED)       AUGUST 31, 1996     AUGUST 31, 1995
                                           -----------------    ---------------    ----------------
NET ASSET VALUE,BEGINNING OF PERIOD             $11.94              $11.13              $10.72
                                                ------              ------              ------
    INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income                      (0.4703)             0.3689              0.0170
    Net Gains (Losses) on Securities (both
      realized and unrealized)                  1.5781              0.6815              0.3930
                                                ------              ------              ------
       Total from Investment Operations         1.1078              1.0504              0.4100
                                                ------              ------              ------
    LESS DISTRIBUTIONS:
    Dividends (fromnet investment income)      (0.0641)            (0.0942)             0.0000
    Distributions (from capital gains)         (0.1511)            (0.1462)             0.0000
                                                ------              ------              ------
       Total Distributions                     (0.2152)            (0.2404)             0.0000
                                                ------              ------              ------
NET ASSET VALUE, END OF PERIOD                  $12.83              $11.94              $11.13
                                                ======              ======              ======
Total Returns                                     9.33%(d)            9.56%               3.82%(d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $83                 $12                  $1
Ratios of Expenses to Average Net Assets          1.60%(a)(c)         1.71%(a)            1.76%(a)(c)
Ratios of Net Investment Income (Loss)
  to Average Net Assets                           1.48%(c)           (4.11%)              2.00%(c)
Portfolio Turnover Rate                             76%(d)             108%                107%(c)
Average Commission Rate                         $.0345(b)           $.0453(b)              N/A

--------------------------------------------------------------------------------
(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Balanced Fund would have been 4.52% (annualized) for the six months ended February 28, 1997 and 205.06% for the periods ended August 31, 1995, and 1996.

(b) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

(c)  Annualized

(d)  Not Annualized


                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              WARBURG PINCUS FUNDS
                                 [LOGO OMITTED]

                       P.O.BOX 9030, BOSTON, MA 02205-9030
                            800-WARBURG (800-927-2874)
COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           WPGBT-3-0297